As filed with the Securities and Exchange Commission on March 16, 2015

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 447	☒

and/or

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 449	☒

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on March 16, 2015.

BLACKROCK FUNDSSM
(REGISTRANT)
ON BEHALF OF ITS SERIES BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 16, 2015

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 16, 2015

DAVID O. BEIM* David O. Beim	Trustee

COLLETTE CHILTON* Collette Chilton	Trustee

FRANK J. FABOZZI* Frank J. Fabozzi	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

IAN A. MACKINNON* Ian A. MacKinnon	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

	JOSEPH P. PLATT* Joseph P. Platt	Trustee

	ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

	TOBY ROSENBLATT* Toby Rosenblatt	Trustee

	MARK STALNECKER* Mark Stalnecker	Trustee

	KENNETH L. URISH* Kenneth L. Urish	Trustee

	FREDERICK W. WINTER* Frederick W. Winter	Trustee

	BARBARA G. NOVICK* Barbara G. Novick	Trustee

*By:	/s/ BENJAMIN ARCHIBALD		March 16, 2015
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

BlackRock Cayman Emerging Market Allocation Fund, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, on behalf of BlackRock Emerging Market Allocation Portfolio, with respect only to information that specifically relates to BlackRock Cayman Emerging Market Allocation Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 16, 2015.

BLACKROCK CAYMAN EMERGING MARKET ALLOCATION FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski, Director

This Registration Statement of BlackRock FundsSM, on behalf of BlackRock Emerging Market Allocation Portfolio, with respect only to information that specifically relates to BlackRock Cayman Emerging Market Allocation Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, BlackRock Cayman Emerging Market Allocation Fund, Ltd.	March 16, 2015

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Director, BlackRock Cayman Emerging Market Allocation Fund, Ltd.	March 16, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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